Expense Example - Morgan Stanley Institutional Liquidity Funds - MSILF Treasury Securities Portfolio - DAP	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	$ 267